CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
REVENUE	$ 2,217,939	$ 1,899,307	$ 4,273,302	$ 3,712,160	$ 7,923,976	$ 9,136,216
COST OF SALES	1,642,988	1,565,874	3,164,956	3,055,479	6,344,247	7,570,006
GROSS PROFIT	574,951	333,433	1,108,346	656,681	1,579,729	1,566,209
RESEARCH AND DEVELOPMENT EXPENSES	212,412	37,000	378,791	76,000	176,944	133,941
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,495,380	882,088	2,545,824	1,677,916	3,624,711	3,691,760
OPERATING LOSS	(1,132,841)	(585,655)	(1,816,269)	(1,097,235)	(2,221,926)	(2,259,491)
OTHER INCOME (EXPENSE)
Interest expense	(75,772)	(57,704)	(116,037)	(116,242)	(463,735)	(212,571)
Other income	7,040	5,041	19,910	12,345	36,597	67,458
Loss on purchase of outstanding warrants	(1,150,000)	0	(1,150,000)	0	(500,000)	0
Gain on extinguishment of debt					394,057
Total other expense	(1,218,732)	(52,663)	(1,246,127)	(103,897)	(533,081)	(145,113)
LOSS BEFORE INCOME TAXES	(2,351,573)	(638,318)	(3,062,396)	(1,201,132)	(2,755,007)	(2,404,604)
Income taxes - current benefit	(6,248)	(6,246)	(16,135)	(14,194)	(29,315)	(9,080)
NET LOSS	(2,345,325)	(632,072)	(3,046,261)	(1,186,938)	(2,725,692)	(2,395,524)
NONCONTROLLING INTEREST	1,643	(1,219)	8,326	3,536	6,206	14,231
NET LOSS ATTRIBUTABLE TO VISUALANT, INC. AND SUBSIDIARIES COMMON SHAREHOLDERS	$ (2,346,968)	$ (630,853)	$ (3,054,587)	$ (1,190,474)	$ (2,731,898)	$ (2,409,756)
Basic and diluted loss per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.04)	$ (0.06)
Weighted average shares of common stock outstanding- basic and diluted	106,650,391	58,335,337	99,952,949	55,320,764	65,557,376	42,682,795